Provisions and Contingent Liabilities - Summary of Contingent liabilities (Detail) - Tax contingent liability [member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	$ 321.5	$ 435.2
IRPJ e CSLL [member]
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	126.5	277.2
ISS [member]
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	73.4	63.7
Social Security [member]
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	66.2	15.0
PIS e COFINS [member]
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	39.0	38.0
Isolated Penalty [member]
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	0.0	26.9
Others [member]
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	$ 16.4	$ 14.4